9. Commitments, Contingencies and Uncertainties (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum payments
Year	Amount
2016	$4,950
2017	450
$5,400